Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 64.71%
FHLMC	2.50%	9-1-2050	$975,969	$818,780
FHLMC	2.50	6-1-2051	2,188,764	1,836,215
FHLMC	2.50	11-1-2051	7,191,179	6,150,864
FHLMC	2.50	12-1-2051	1,733,404	1,460,850
FHLMC	3.00	6-1-2050	343,738	306,364
FHLMC	3.00	7-1-2050	1,061,557	945,818
FHLMC	3.00	8-1-2050	490,408	436,978
FHLMC	3.50	8-1-2045	933,437	869,146
FHLMC	3.50	11-1-2045	1,660,787	1,546,394
FHLMC	3.50	12-1-2045	1,512,937	1,408,651
FHLMC	4.00	6-1-2037	2,826,012	2,745,706
FHLMC	4.00	11-1-2042	3,786,133	3,668,270
FHLMC	4.00	6-1-2044	857,409	821,228
FHLMC	4.00	5-1-2049	510,349	484,999
FHLMC	4.00	9-1-2049	196,437	186,476
FHLMC	4.50	3-1-2042	76,525	75,917
FHLMC	4.50	9-1-2044	1,037,089	1,019,331
FHLMC	4.50	9-1-2049	2,290,615	2,226,126
FHLMC	5.00	8-1-2040	272,656	275,604
FHLMC	5.00	7-1-2052	1,730,926	1,719,637
FHLMC	5.00	9-1-2052	1,950,437	1,931,203
FHLMC	5.50	7-1-2035	722,180	728,644
FHLMC	5.50	12-1-2038	475,445	488,263
FHLMC	5.50	3-1-2053	1,077,068	1,087,479
FHLMC	6.00	10-1-2032	5,782	5,923
FHLMC	6.00	1-1-2053	1,795,724	1,839,462
FHLMC	6.50	9-1-2028	1,513	1,574
FHLMC	6.50	7-1-2055	1,896,563	1,977,753
FHLMC	6.50	9-1-2055	598,214	621,620
FHLMC	7.00	4-1-2029	191	202
FHLMC	7.00	5-1-2029	1,033	1,093
FHLMC	7.00	4-1-2032	20,376	21,566
FHLMC	7.50	11-1-2031	32,303	32,509
FHLMC	7.50	4-1-2032	44,521	45,698
FHLMC	8.00	8-1-2026	101	101
FHLMC	8.00	11-1-2026	128	128
FHLMC	8.00	11-1-2028	40	40
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,388,227	4,345,480
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	150,026
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	4.16	6-25-2030	428,704	427,422
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	706,761	701,538
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	100,144	99,707
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.01%	9-25-2031	$94,614	$94,275
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	369,968	432,748
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.48	3-25-2043	110,445	103,807
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,258,394	2,270,215
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.89	7-25-2043	922,984	900,267
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	476,986	489,327
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	4.97	10-25-2044	306,735	284,448
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.81	3-25-2036	353,108	344,538
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.82	3-25-2036	553,058	527,419
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	210,162	189,292
FHLMC (11th District COFI+1.25%)±	4.37	7-1-2032	68,730	67,448
FHLMC (30 Day Average U.S. SOFR+0.26%)±	3.90	7-1-2031	2,989,522	2,956,343
FHLMC (RFUCCT1Y+1.64%)±	6.22	7-1-2038	298,998	307,235
FHLMC (RFUCCT1Y+1.66%)±	6.29	6-1-2043	447,560	465,369
FHLMC (RFUCCT1Y+1.91%)±	6.66	9-1-2031	19,855	20,200
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	4.36	10-15-2033	94,603	94,675
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.11	11-15-2035	137,895	137,279
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	4.12	3-15-2041	62,778	62,365
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.11	12-15-2041	67,085	66,640
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	4.94	12-15-2036	72,105	73,422
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	4.01	7-15-2042	120,249	118,842
FHLMC Series 4409 Class MA	3.00	1-15-2054	150	150
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	4.21	11-15-2042	880,522	870,985
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	3.90	6-15-2049	798,689	777,719
FHLMC Series 5400 Class EA	5.50	2-25-2050	1,975,223	1,980,744
FHLMC Series 5510 Class GA	5.50	9-25-2051	825,933	827,998
FNMA	1.38	7-1-2030	3,637,085	3,251,365
FNMA	1.65	6-1-2030	1,284,242	1,161,278
FNMA	1.65	7-1-2030	2,273,789	2,044,334
FNMA	1.66	7-1-2032	3,741,934	3,203,641
FNMA	1.97	5-1-2030	4,052,358	3,715,767
FNMA	2.00	2-1-2052	20,914,129	16,883,507
FNMA	2.35	2-1-2032	2,116,247	1,904,784
FNMA	2.50	9-1-2050	295,621	250,143
FNMA	2.50	12-1-2050	1,040,775	872,794
FNMA	2.50	7-1-2051	1,536,248	1,286,905
FNMA	2.50	1-1-2052	2,447,868	2,057,261
FNMA	2.51	9-1-2031	4,739,236	4,336,878
FNMA	2.65	2-1-2032	4,738,186	4,314,322
FNMA	2.75	9-1-2031	840,446	775,179
FNMA	2.86	7-1-2029	918,637	880,080
FNMA	3.00	5-1-2027	24,853	24,696
See accompanying notes to portfolio of investments
2 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	6-1-2034	$1,187,310	$1,141,456
FNMA	3.00	4-1-2045	23,691	21,417
FNMA	3.00	11-1-2045	2,022,281	1,820,764
FNMA	3.00	12-1-2045	4,661,002	4,199,928
FNMA	3.00	12-1-2046	187,041	167,035
FNMA	3.00	8-1-2050	24,256	21,392
FNMA	3.48	3-1-2029	817,597	801,952
FNMA	3.50	4-1-2034	471,140	461,803
FNMA	3.50	2-1-2043	12,328	11,566
FNMA	3.50	2-1-2045	229,750	214,758
FNMA	3.50	4-1-2045	1,206,435	1,123,590
FNMA	3.50	8-1-2045	104,419	97,247
FNMA	3.50	12-1-2045	451,625	420,609
FNMA	3.50	2-1-2046	415,589	386,727
FNMA	3.86	3-1-2029	743,294	736,248
FNMA	4.00	8-1-2037	1,222,650	1,189,348
FNMA	4.00	4-1-2046	3,473,052	3,316,027
FNMA	4.00	3-1-2047	787,296	751,212
FNMA	4.00	9-1-2048	57,373	54,530
FNMA	4.38	7-1-2032	1,031,000	1,025,502
FNMA	4.50	10-1-2046	70,093	68,769
FNMA	4.50	9-1-2049	527,041	512,849
FNMA	4.94	10-1-2032	1,559,410	1,579,880
FNMA	4.99	7-1-2029	2,770,000	2,817,089
FNMA	5.00	3-1-2034	100,329	100,107
FNMA	5.00	8-1-2040	1,683,407	1,688,841
FNMA	5.00	10-1-2040	114,296	115,301
FNMA	5.00	1-1-2042	124,002	125,187
FNMA	5.00	12-1-2048	129,257	128,644
FNMA	5.05	11-1-2030	1,573,219	1,602,118
FNMA	5.16	10-1-2031	2,760,000	2,839,278
FNMA	5.50	9-1-2033	572,626	581,339
FNMA	5.50	8-1-2035	197,424	203,336
FNMA	5.50	1-1-2037	137,021	141,123
FNMA	5.50	4-1-2040	363,963	374,857
FNMA	5.50	2-1-2053	3,924,140	3,973,012
FNMA	6.00	1-1-2028	45,172	46,153
FNMA	6.00	2-1-2035	177,260	179,356
FNMA	6.00	11-1-2037	111,609	116,634
FNMA	6.00	7-1-2038	41,802	44,005
FNMA	6.00	7-1-2055	8,897,187	9,143,891
FNMA	6.50	3-1-2028	1,586	1,608
FNMA	6.50	12-1-2029	20,098	20,885
FNMA	6.50	11-1-2031	3,082	3,203
FNMA	6.50	7-1-2036	92,257	97,393
FNMA	6.50	11-1-2054	2,004,518	2,082,948
FNMA	6.50	9-1-2055	631,526	656,236
FNMA	7.00	1-1-2032	800	846
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	7.00%	2-1-2032	$13,614	$14,394
FNMA	7.00	10-1-2032	38,033	40,211
FNMA	7.00	2-1-2034	926	979
FNMA	7.00	4-1-2034	16,865	17,831
FNMA	7.50	9-1-2031	15,601	15,981
FNMA	7.50	2-1-2032	8,066	8,260
FNMA	7.50	10-1-2037	189,259	197,784
FNMA	8.00	2-1-2030	5,543	5,636
FNMA	8.00	7-1-2031	16,243	16,389
FNMA	8.50	11-1-2026	103	103
FNMA	8.50	12-1-2026	1,738	1,742
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.02	12-1-2040	27,492	28,469
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.93	12-1-2034	108,084	110,514
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.02	9-1-2035	60,519	62,187
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	29,380	29,922
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	22,773	23,184
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.28	9-1-2031	9,445	9,615
FNMA (1 Year Treasury Constant Maturity+2.33%)±	6.05	12-1-2040	4,677	4,752
FNMA (11th District COFI+1.25%)±	4.17	9-1-2027	9,186	9,117
FNMA (11th District COFI+1.26%)±	4.31	5-1-2036	62,069	60,915
FNMA (11th District COFI+1.27%)±	4.06	5-1-2036	108,747	106,583
FNMA (RFUCCT1Y+1.61%)±	5.74	5-1-2046	500,520	517,221
FNMA (RFUCCT1Y+1.62%)±	2.37	8-1-2050	1,086,058	1,015,318
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	75,167	77,342
FNMA (RFUCCT1Y+1.77%)±	6.33	7-1-2044	41,013	42,333
FNMA (RFUCCT1Y+1.81%)±	6.53	8-1-2036	311,403	322,312
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	236,551	235,838
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	238,359	244,818
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	61,007	62,432
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	4.08	2-25-2032	242	241
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	82,942	86,274
FNMA Series 2002-T12 Class A5±±	5.29	10-25-2041	340,636	346,689
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	645,587	669,443
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,524,743	1,585,194
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	204,897	206,529
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.04	3-25-2033	391,728	388,790
FNMA Series 2003-W1 Class 1A1±±	4.67	12-25-2042	264,580	262,804
FNMA Series 2003-W11 Class A1±±	6.90	6-25-2033	20,864	21,108
FNMA Series 2003-W3 Class 1A4±±	4.93	8-25-2042	810,605	787,564
FNMA Series 2003-W5 Class A (U.S. SOFR 1 Month+0.11%)±	3.84	4-25-2033	119,466	117,896
FNMA Series 2003-W6 Class 6A±±	4.81	8-25-2042	252,755	254,280
FNMA Series 2003-W6 Class PT4±±	8.01	10-25-2042	463,063	495,902
FNMA Series 2003-W8 Class PT1±±	7.08	12-25-2042	152,878	153,589
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	3.85	6-25-2033	30,604	29,410
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	135,739	138,357
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	353,366	366,732
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	122,214	126,338
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.13	6-25-2036	233,358	231,969
See accompanying notes to portfolio of investments
4 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.32%	6-27-2036	$33,098	$33,383
FNMA Series 2007-W10 Class 2A±±	6.10	8-25-2047	64,381	64,556
FNMA Series 2008-17 Class DP	4.75	2-25-2038	55,944	55,616
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.23	12-25-2040	345,700	342,423
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.13	4-25-2041	12,822	12,803
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	4.08	7-25-2041	33,488	33,394
FNMA Series 2013-114 Class LM	4.00	3-25-2042	518,349	501,509
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	4.28	4-25-2044	751,443	743,568
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	207,196	32,116
FNMA Series 2017-M2 Class A2±±	2.86	2-25-2027	4,319,990	4,284,791
FNMA Series 2018-M1 Class A2±±	2.98	12-25-2027	517,533	509,070
FNMA Series 2018-M13 Class A2±±	3.75	9-25-2030	301,536	294,645
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,545,568	4,430,593
GNMA	2.00	3-20-2052	2,912,002	2,389,650
GNMA	2.50	9-20-2051	1,213,130	1,038,819
GNMA	2.50	3-20-2052	3,637,538	3,114,537
GNMA	2.50	4-20-2052	2,443,415	2,092,099
GNMA	3.00	11-20-2045	2,161,692	1,949,421
GNMA	3.00	4-20-2051	1,642,926	1,461,761
GNMA	3.50	12-20-2047	1,921,203	1,770,455
GNMA	3.50	7-20-2051	1,618,767	1,481,014
GNMA	4.00	12-20-2047	1,304,538	1,237,847
GNMA	4.25	6-20-2036	137,936	134,757
GNMA	4.50	8-20-2049	278,544	271,315
GNMA	4.50	9-20-2052	835,997	810,532
GNMA	4.50	3-20-2053	1,113,398	1,078,710
GNMA	5.00	7-20-2040	279,987	283,963
GNMA	5.00	9-20-2052	1,490,037	1,481,628
GNMA	5.00	6-20-2053	2,257,279	2,242,221
GNMA	5.00	11-20-2054	4,081,849	4,036,390
GNMA	5.50	4-20-2053	1,823,322	1,849,410
GNMA	5.50	1-20-2055	3,716,028	3,746,000
GNMA	5.50	10-20-2055	4,613,419	4,646,720
GNMA	6.00	8-20-2034	9,081	9,012
GNMA	6.00	9-20-2054	1,181,256	1,207,229
GNMA	6.00	5-20-2056	3,530,000	3,601,803
GNMA	6.50	5-15-2031	365	369
GNMA	6.50	9-20-2033	8,617	8,977
GNMA	7.00	4-15-2031	66	66
GNMA	7.00	8-15-2031	10,114	10,291
GNMA	7.00	3-15-2032	7,887	8,031
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	109,985	0
GNMA Series 2006-32 Class XMƒ±±	0.15	11-16-2045	725,335	6
GNMA Series 2008-22 Class XMƒ±±	1.40	2-16-2050	2,618,172	26,153
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2012-H12 Class HD	2.00%	5-20-2062	$16,813	$15,412
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	4.18	1-20-2068	639,324	637,863
GNMA Series 2019-H06 Class HIƒ±±	1.78	4-20-2069	434,125	2,015
GNMA Series 2023-64 Class MD	5.50	12-20-2049	2,039,766	2,055,573
GNMA Series 2024-4 Class EA	5.00	1-20-2052	1,234,941	1,235,691
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	9,300,000	7,991,244
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,592,581
Total agency securities (Cost $239,424,134)				228,554,791
Asset-backed securities: 0.74%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,031,449	1,024,523
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	4.73	2-27-2068	1,577,962	1,579,004
Total asset-backed securities (Cost $2,602,944)				2,603,527
Corporate bonds and notes: 2.69%
Consumer, non-cyclical: 0.68%
Commercial services: 0.68%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,412,341
Financial: 1.12%
REITs: 1.12%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,940,875
Government securities: 0.14%
Multi-national: 0.14%
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	494,009
Utilities: 0.75%
Electric: 0.75%
Centerpoint Energy Restoration Bond Co. III LLC Series A-1	3.90	12-15-2030	2,685,000	2,654,133
Total corporate bonds and notes (Cost $11,246,726)				9,501,358
Non-agency mortgage-backed securities: 3.93%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	163,755	159,923
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	434,216	423,696
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	23,224	22,972
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	766,971
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	328,994	325,863
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,866,961
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,311,097
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	556,707	512,600
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,386,499	1,326,038
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	144,497	141,550
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,661,129	2,342,454
See accompanying notes to portfolio of investments
6 | Allspring Government Securities Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47%	11-15-2050	$2,581,000	$2,531,314
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	151,698	146,315
Total non-agency mortgage-backed securities (Cost $14,675,045)				13,877,754
U.S. Treasury securities: 21.55%
U.S. Treasury Bonds	4.38	8-15-2043	5,139,000	4,811,188
U.S. Treasury Bonds	4.63	11-15-2045	550,000	525,594
U.S. Treasury Bonds	4.63	2-15-2046	8,127,000	7,761,285
U.S. Treasury Bonds	4.63	5-15-2054	1,550,000	1,461,359
U.S. Treasury Bonds	4.63	11-15-2055	1,110,000	1,047,909
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,106,605
U.S. Treasury Bonds	4.75	11-15-2053	2,440,000	2,344,592
U.S. Treasury Bonds	4.75	5-15-2055	2,754,000	2,650,725
U.S. Treasury Bonds	4.75	8-15-2055	1,147,000	1,104,391
U.S. Treasury Bonds	5.00	5-15-2045	1,973,000	1,980,938
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	898,055	885,479
U.S. Treasury Notes	3.38	11-30-2027	9,076,000	8,997,649
U.S. Treasury Notes	3.50	10-31-2027	2,920,000	2,901,180
U.S. Treasury Notes	3.63	8-31-2027	6,870,000	6,843,164
U.S. Treasury Notes	3.75	1-31-2031	2,864,000	2,817,684
U.S. Treasury Notes	3.88	7-31-2030	11,040,000	10,939,519
U.S. Treasury Notes	4.13	5-31-2031	3,903,000	3,900,561
U.S. Treasury Notes	4.13	11-15-2032	1,802,000	1,789,259
U.S. Treasury Notes	4.38	5-15-2036	4,234,000	4,212,168
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,370,929
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,667,403
Total U.S. Treasury securities (Cost $80,861,780)				76,119,581

	Yield	Shares
Short-term investments: 5.29%
Investment companies: 3.31%
Allspring Government Money Market Fund Select Class♠∞	3.56	11,703,573	11,703,573

				Principal
U.S. Treasury securities: 1.98%
U.S. Treasury Bills☼		3.40	6-18-2026	$7,000,000	6,987,993
Total short-term investments (Cost $18,691,698)					18,691,566
Total investments in securities (Cost $367,502,327)	98.91%				349,348,577
Other assets and liabilities, net	1.09				3,860,522
Total net assets	100.00%				$353,209,099

See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 7

Portfolio of investments—May 31, 2026 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,228,375	$143,075,656	$(144,600,458)	$0	$0	$11,703,573	11,703,573	$307,026
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	214	9-21-2026	$23,447,251	$23,503,219	$55,968	$0
Ultra U.S. Treasury Bond	71	9-21-2026	8,100,815	8,122,844	22,029	0
2-Year U.S. Treasury Notes	285	9-30-2026	58,810,800	58,870,313	59,513	0
Short
Ultra 10-Year U.S. Treasury Notes	(20)	9-21-2026	(2,238,074)	(2,241,563)	0	(3,489)
					$137,510	$(3,489)
See accompanying notes to portfolio of investments
8 | Allspring Government Securities Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Government Securities Fund | 9

Notes to portfolio of investments—May 31, 2026 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$228,554,791	$0	$228,554,791
Asset-backed securities	0	2,603,527	0	2,603,527
Corporate bonds and notes	0	9,501,358	0	9,501,358
Non-agency mortgage-backed securities	0	13,877,754	0	13,877,754
U.S. Treasury securities	68,081,249	8,038,332	0	76,119,581
Short-term investments
Investment companies	11,703,573	0	0	11,703,573
U.S. Treasury securities	6,987,993	0	0	6,987,993
	86,772,815	262,575,762	0	349,348,577
Futures contracts	137,510	0	0	137,510
Total assets	$86,910,325	$262,575,762	$0	$349,486,087
Liabilities
Futures contracts	$3,489	$0	$0	$3,489
Total liabilities	$3,489	$0	$0	$3,489
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2026, $2,666,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Government Securities Fund